Short -Term Debt (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)
Short Term Debt [Abstract]
Borrowed	¥ 12,346		$ 1,710	¥ 25,527	$ 3,750
Loans bore an interest rate	3.85%		3.85%	3.85%	3.85%
Repaid loans	¥ 4,254	$ 589